Capital Commitments	6 Months Ended
Jun. 30, 2021
Capital Commitments [Abstract]
Capital Commitments	18. CAPITAL COMMITMENTS The Group had the following capital commitments as at June 30, 2021:
Less than one year
(Unaudited)
Construction in progress	23,954